CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income for the year	$ 9,644	$ 15,725	$ 18,652
Other comprehensive income (loss) ("OCI") related to:
Gain (loss) recognized in OCI (Note 13)	114	(142)	(1,844)
Gain (loss) reclassified from OCI to income (Note 13)	(50)	1,205	126
Other comprehensive income (loss)	64	1,063	(1,718)
Total comprehensive income for the year	$ 9,708	$ 16,788	$ 16,934